Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 153,151	$ 126,351	$ 107,835
Other comprehensive income (loss), net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (net of tax effects of $29870, $(56,048), and $2,701)	55,474	(104,088)	5,018
Reclassification adjustment for gains on securities available for sale included in net income (net of tax effects of $(449), $(3,360), and $(13,456)),	(834)	(6,241)	(24,990)
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $286, $481, and $364, )	531	893	675
Other comprehensive income (loss), net of tax	55,171	(109,436)	(19,297)
Comprehensive income	$ 208,322	$ 16,915	$ 88,538